UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           2/10/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               81
                                                  -----------------------

Form 13F Information Table Value Total:            165351   (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	949	2342			SOLE				2342
Agrium Inc				COM	8916108		201	3000			SOLE				3000
ALPS ETF TR			ALERIAN MLP	00162Q866	3062	184263			SOLE				184263
Altria Group Inc			COM	02209S103	5915	199494			SOLE				199494
AmeriGas Partners L P		UNIT L P INT	30975106	10017	218181			SOLE				218181
AT&T Inc				COM	00206R102	2509	82974			SOLE				82974
BlackRock MuniYield PA QLTY		COM	09255G107	1056	66880			SOLE				66880
Buckeye Partners L P		UNIT LTD PARTN	118230101	774	12093			SOLE				12093
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	1965	170004			SOLE				170004
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	454	40334			SOLE				40334
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	5284	632836			SOLE				632836
Caterpillar Inc DEL			COM	149123101	278	3064			SOLE				3064
Chevron Corp				COM	166764100	505	4751			SOLE				4751
Coca Cola Co				COM	191216100	668	9553			SOLE				9553
Cullen Frost Bankers Inc		COM	229899109	257	4864			SOLE				4864
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2400	50559			SOLE				50559
EATON VANCE ENH EQTY INC FD		COM	278277108	166	16300			SOLE				16300
Enbridge Energy Management L	SHS UNITS LLI	29250X103	6457	185759			SOLE				185759
Enterprise Prods Partners L		COM	293792107	4624	99705			SOLE				99705
Exxon Mobil Corp			COM	30231G102	1393	16433			SOLE				16433
Fiduciary Claymore MLP Opp F		COM	31647Q106	1481	68977			SOLE				68977
FINANCIAL INSTNS INC			COM	317585404	708	43874			SOLE				43874
Select Sector SPdr Tr		SBI INT-FINL	81369Y605	0	29101			SOLE				29101
General Electric Co			COM	369604103	1255	70097			SOLE				70097
Genuine Parts Co			COM	372460105	293	4783			SOLE				4783
Intel Corp				COM	458140100	1598	65914			SOLE				65914
International Business Machs		COM	459200101	2833	15409			SOLE				15409
Illinois Tool Works Inc			COM	452308109	253	5415			SOLE				5415
iSharesDowJonesUSRegionalBanksDJ REGIONAL BK	464288778	303	14334			SOLE				14334
ISHARES TR			RUSSELL1000GRW	464287614	4843	83806			SOLE				83806
ISHARES TR			RUSSELL1000VAL	464287598	2025	31901			SOLE				31901
ISHARES TR			RUSSELL 2000	464287655	1586	21510			SOLE				21510
ISHARES TR			RUSL 2000 GROW	464287648	464	5507			SOLE				5507
ISHARES TR			RUSSELL MIDCAP	464287499	960	9750			SOLE				9750
ISHARES TR			RUSSELL MCP GR	464287481	343	6228			SOLE				6228
ISHARES TR			RUSSELL MCP VL	464287473	304	6996			SOLE				6996
ISHARES TR			S&P 500 INDEX	464287200	1164	9242			SOLE				9242
JPMorgan Chase & Co			COM	46625H100	358	10757			SOLE				10757
Johnson & Johnson			COM	478160104	1387	21156			SOLE				21156
SPDR Series Trust		KBW REGN BK ETF	78464A698	1138	46603			SOLE				46603
Kinder Morgan Management LLC		SHS 	49455U100	37058	471955			SOLE				471955
Lilly Eli & Co				COM	532457108	593	14278			SOLE				14278
M & T Bank				COM	55261F104	652	8535			SOLE				8535
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1102	16000			SOLE				16000
Market Vectors ETF TR		AGRIBUS ETF	57060U605	290	6158			SOLE				6158
Market Vectors ETF TR		GOLD MINER ETF	57060U100	202	3925			SOLE				3925
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	9357	169946			SOLE				169946
SELECT SECTOR SPDR TR	S	BI MATERIALS	81369Y100	337	10063			SOLE				10063
McDonalds Corp				COM	580135101	4093	40793			SOLE				40793
Mercury Genl Corp NEW			COM	589400100	332	7284			SOLE				7284
Microsoft Corp				COM	594918104	278	10700			SOLE				10700
National Retail Properties I		COM	637417106	414	15691			SOLE				15691
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	436	27233			SOLE				27233
Nustar Energy LP		UNIT COM	67058H102	2384	42069			SOLE				42069
Paychex Inc				COM	704326107	249	8275			SOLE				8275
Pepsico Inc				COM	713448108	1487	22410			SOLE				22410
Phillip Morris Intl Inc			COM	718172109	939	11961			SOLE				11961
PIMCO Income Strategy Fund		COM	72201J104	121	13234			SOLE				13234
PIMCO ETF TR				COM SHS	722014107	757	63000			SOLE				63000
PIMCO Income Opportunity Fd		COM	72202B100	718	28519			SOLE				28519
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	316	4300			SOLE				4300
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	1204	82648			SOLE				82648
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1199	41791			SOLE				41791
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	877	64027			SOLE				64027
Procter & Gamble Co			COM	742718109	1170	17531			SOLE				17531
PROSHARES TR		PSHS ULSHT 7-10Y	74347R313	252	8250			SOLE				8250
SPDR SERIES TRUST		GOLD SHS	78463V107	316	2082			SOLE				2082
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	8801	163376			SOLE				163376
Schwab US Small-Cap ETF	US 	SML CAP ETF	808524607	207	6304			SOLE				6304
Southern Co				COM	842587107	2017	43564			SOLE				43564
Susquehanna Bancshares Inc P		COM	869099101	279	33250			SOLE				33250
Toronto Dominion BK ONT			COM NEW	891160509	318	4250			SOLE				4250
United Parcel Service Inc.		CL B	911312106	247	3370			SOLE				3370
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	3512	90059			SOLE				90059
VIST Financial Corp.			COM	918255100	66	10952			SOLE				10952
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	2784	72866			SOLE				72866
VANGUARD WORLD FDS		ENERGY ETF	92204A306	760	7537			SOLE				7537
VANGUARD INDEX FDS		REIT ETF	922908553	2280	39315			SOLE				39315
Verizon Communications Inc		COM	92343V104	3700	92234			SOLE				92234
Wells Fargo & Co New			COM	949746101	383	13891			SOLE				13891
Wisdomtree Trust		EMERG MKTS ETF	97717W315	632	12320			SOLE				12320



TOTAL                                                 $165351(x1000)

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